Fees Summary	Oct. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 75,835,249.90
Previously Paid Amount	0.00
Total Fee Amount	6,597.67
Total Offset Amount	0.00
Net Fee	$ 6,597.67
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A